Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental cash flow information
Changes in non cash working capital
	Years ended December 31
	2022	2021
Accounts receivable	$(47)	$505
Prepaid expenses and deposits	(94)	260
Accounts payable and accrued liabilities	(762)	(499)
Changes in non-cash working capital	$(903)	$266

Cash received in operating activities
	Years ended December 31
	2022	2021
Income taxes refunded (note 5d)	$187	$3,835